Condensed Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,319,680)	$ (1,129,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	36,105	36,105
Equity in losses of Local Limited Partnerships	396,233	469,490
Impairment loss	584,825	484,027
Write off of advances made to Local Limited Partnerships	36,595
Increase in accrued fees and expenses due to General Partner and affiliates	200,212	113,159
Net cash used in operating activities	(65,710)	(26,904)
Cash flows from investing activities:
Advances made to Local Limited Partnerships	(186,595)
Capital contributions paid to Local Limited Partnerships	(138,942)	(95,026)
Net cash used in investing activities	(325,537)	(95,026)
Net decrease in cash and cash equivalents	(391,247)	(121,930)
Cash and cash equivalents, beginning of period	1,245,376	1,393,194
Cash and cash equivalents, end of period	854,129	1,271,264
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid
SIGNIFICANT NONCASH INVESTING AND FINANCING ACTIVITIES:
The Partnership increased its investment in Local Limited Partnerships and payables to Local Limited Partnerships for tax credit adjusters.		$ 180